VESSELS AND EQUIPMENT, NET (Table)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2018	2,679,547	(273,091)	2,406,456
Additions	5,726	—	5,726
Depreciation	—	(46,409)	(46,409)
Balance at June 30, 2019	2,685,273	(319,500)	2,365,773